Disposals and impairment	12 Months Ended
Dec. 31, 2024
Impairment Of Assets [Abstract]
Disposals and impairment	Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2024	2023	2022
Gains on sale of businesses and fixed assets
gas & low carbon energy	297	19	45
oil production & operations	144	297	3,446
customers & products	190	44	374
other businesses & corporate	47	9	1
	678	369	3,866

			$ million
	2024	2023	2022
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	303	9	—
oil production & operations	19	5	921
customers & products	1,457	143	177
other businesses & corporate	27	(1)	11,083
	1,806	156	12,181
Impairment losses
gas & low carbon energy	2,793	2,213	745
oil production & operations	1,155	1,840	4,480
customers & products	1,661	1,614	1,874
other businesses & corporate	24	80	13,536
	5,633	5,747	20,635
Impairment reversals
gas & low carbon energy	(44)	(1)	(1,333)
oil production & operations	(384)	(26)	(893)
customers & products	(1)	—	(68)
other businesses & corporate	(15)	(19)	—
	(444)	(46)	(2,294)
Impairment and losses on sale of businesses and fixed assets, and closures	6,995	5,857	30,522
4. Disposals and impairment – continued
Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2024	2023	2022
Proceeds from disposals of fixed assets	328	133	709
Proceeds from disposals of businesses, net of cash disposed	2,578	1,193	1,841
	2,906	1,326	2,550
By business
gas & low carbon energy	840	536	22
oil production & operations	1,699	333	1,935
customers & products	291	436	592
other businesses & corporate	76	21	1
	2,906	1,326	2,550
Proceeds from disposals of businesses in 2024 includes $594 million relating to the formation of a new joint venture, Arcius Energy, in Egypt, as well as
$1,331 million relating to Alaska and $252 million relating to Canada, both prior period disposals. At 31 December 2024, deferred consideration relating to disposals amounted to $112 million receivable within one year (2023 $141 million and 2022 $191 million) and $244 million receivable after one year (2023
$217 million and 2022 $194 million). The amounts of deferred consideration are reported within Trade and other receivables in Other receivables in the group balance sheet. In addition, contingent consideration receivable relating to disposals amounted to $190 million at 31 December 2024 (2023 $1,694 million and 2022 $1,896 million). The contingent consideration at 31 December 2024 primarily relates to the prior period disposal of certain assets in the
North Sea. These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Gains and losses on sale of businesses and fixed assets, and closures oil production & operations
In 2023 gains principally related to prior period disposals in the US and Canada.
In 2022 gains principally related to a gain of $1,932 million arising from the contribution of bp's Angolan business to Azule Energy, a gain of $904 million related to the deemed disposal of 12% of the group's interest in Aker BP, an associate of bp, following completion of Aker BP's acquisition of Lundin
Energy, and $349 million in relation to the disposal of the group's interest in the Rumaila field in Iraq to Basra Energy Company, an associate of bp.
2022 losses included $479 million of accumulated exchange losses previously charged to equity and taken to the income statement as a result of the decision to exit bp's other businesses with Rosneft within Russia.
customers & products
In 2024 losses principally related to a loss of $1,132 million arising from the divestment of our Türkiye ground fuels business.
In 2022 gains principally related to a gain of $268 million arising from the divestment of our Swiss retail assets.
other businesses and corporate
In 2022 the losses on disposal of businesses and fixed assets was $11,082 million in respect of the decision to exit our holding in Rosneft which resulted in the reclassification to the income statement of $10,372 million of accumulated exchange losses, a cash flow hedge reserve of $651 million relating to the original acquisition of Rosneft shares and bp's cumulative share of Rosneft's other comprehensive income of $59 million which were all previously charged to equity.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transactions categorized as a business disposal in 2024 were the divestment of our Türkiye ground fuels business, the new joint venture transaction with ADNOC in Egypt and a transaction relating to the prior period disposal in Alaska.
The principal transactions categorized as a business disposal in 2023 were the sale of the upstream business in Algeria to Eni and the disposal of the bp-
Husky Toledo refinery to Cenovus Energy.
The principal transactions categorized as a business disposal in 2022 were the formation of Azule Energy, the formation of Basra Energy Company and the sale of our 50% interest in the Sunrise oil sands project in Canada.
4. Disposals and impairment – continued

			$ million
	2024	2023	2022

Non-current assets	1,775	1,145	3,681
Current assets	1,985	557	2,972
Non-current liabilities	(548)	(60)	(1,869)
Current liabilities	(424)	(454)	(1,074)
Total carrying amount of net assets disposed	2,788	1,188	3,710
Recycling of foreign exchange on disposal	943	—	(26)
Costs on disposal	123	57	488
	3,854	1,245	4,172
Gains (losses) on sale of businesses	(888)	158	6,219
Total consideration	2,966	1,403	10,391
Non-cash consideration	(1,003)	(51)	(8,999)
Consideration received (receivable)	615	(159)	449
Proceeds from the sale of businesses, net of cash disposed[a]	2,578	1,193	1,841
aProceeds are stated net of cash and cash equivalents disposed of $500 million (2023 $33 million and 2022 $318 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles, goodwill and equity-accounted entities within Note 1. See also Note
12, and Note 15 for further information on impairments by asset category.
gas & low carbon energy
The 2024 impairment loss of $2,793 million includes amounts in Mauritania & Senegal ($1,495 million), which principally arose as a result of increased forecast future expenditure, and a number of other individually immaterial impairments across the segment principally as a result of portfolio management. The recoverable amounts of these cash generating units (CGUs) were based on value in use or fair value less costs of disposal calculations, as appropriate. The recoverable amount of all CGUs for which impairment charges were recognized in 2024 is $3,423 million.
The 2023 impairment loss of $2,213 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($1,434 million) and principally arose as a result of increased forecast future expenditure. A further $565 million relates to producing assets in Trinidad and arose as a result of changes to the group's oil and gas price and discount rate assumptions and activity phasing. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $4,811 million.
The 2022 impairment loss of $745 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($729 million) and principally arose as a result of increased forecast future expenditure. The 2022 impairment reversal of $1,333 million primarily relates to the Trinidad CGU
($1,331 million) and principally arose as a result of changes to the group's oil and gas price assumptions. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $9,609 million.
oil production & operations
Impairment losses and reversals in all years relate primarily to producing assets and, in 2022, equity accounted investments.
The 2024 impairment loss of $1,155 million primarily arose as a result of changes to reserves and tax assumptions in the North Sea ($1,035 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2024 in total, based on their value in use, is $8,705 million.
The 2023 impairment loss of $1,840 million primarily arose as a result of changes to the group's oil and gas price and discount rate assumptions, activity phasing and disposal decisions in relation to certain assets in North Sea ($852 million) and in bpx energy ($802 million). The recoverable amount of all
CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $14,072 million.
The 2022 impairment loss of $4,480 million primarily relates to impairment of the Pan American Energy Group S.L. joint venture as a result of expected portfolio changes ($2,900 million) and the decision to exit bp's other businesses with Rosneft within Russia ($1,043 million). The 2022 impairment reversal of $893 million principally relates to changes in price and reserves assumptions in the North Sea ($643 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $7,831 million.
customers & products
The 2024 impairment loss of $1,661 million primarily arises from the ongoing review of the Gelsenkirchen refinery in Germany ($807 million) and a number of other individually immaterial impairments across the segment, principally as a result of changes to economic assumptions. The recoverable amount of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in
2024 in total, based on their value-in-use, is $1,659 million.
The 2023 impairment loss of $1,614 million primarily relates to strategy implementation and changes to economic assumptions in the products business including an impairment of the Gelsenkirchen refinery in Germany ($1,336 million). The recoverable amounts of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $327 million.
The 2022 impairment loss of $1,874 million primarily relates to changes in economic assumptions in the products business including an impairment of the
Gelsenkirchen refinery in Germany ($1,366 million), and announced portfolio changes. The recoverable amounts of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $1,648 million.
4. Disposals and impairment – continued
other businesses and corporate
The 2022 impairment loss of $13,536 million arises primarily a result of bp's decision to exit its shareholding in Rosneft ($13,479 million, including
$528 million which relates to estimated earnings in the first two months of the year prior to the loss of significant influence). The recoverable amount of the CGU which comprises Rosneft is estimated to be $nil.